Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding beginning balance	1,130,869	1,175,500	1,184,000
Granted	2,740,000	851,869	60,000
Exercised	(471,869)	(600,000)	(15,000)
Expired	(535,000)	(296,500)	(53,500)
Outstanding ending balance	2,864,000	1,130,869	1,175,500
Weighted average exercise price
Outstanding beginning balance	$ 7.29	$ 6.37	$ 6.26
Granted	5.92	7.53	8.05
Exercised	6.97	6.66	5.92
Expired	6.62	5.60	5.93
Outstanding ending balance	6.16	7.29	6.37
Weighted average fair value per option
Outstanding beginning balance	1.68	1.66	1.62
Granted	1.16	1.78	2.55
Exercised	1.31	1.98	1.87
Expired	1.49	1.09	1.68
Outstanding ending balance	$ 1.28	$ 1.68	$ 1.66